S-K 1602(a)(3) Forepart, Sponsor Compensation - Laris Growth Acquisition Corp [Member]	Sep. 30, 2026 USD ($) $ / shares shares
Private Placement [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	672,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 7,475,000
Private Units If The Over Allotment Option Is Exercised In Full [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	747,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,725,000